Leases (Details 2)	Dec. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Leases
Weighted average remaining lease term (Years) Operating leases	2 years 9 months 18 days	3 years 7 months 6 days	4 years 7 months 6 days
Weighted average discount rate Operating leases	15.00%	15.00%	15.00%